Securities Available for Sale (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Text Block [Abstract]
Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities

The amortized cost, gross unrealized gains and losses and fair values of debt and mortgage-backed securities available for sale at December 31, 2014 and June 30, 2014 and stratification by contractual maturity of debt securities available for sale at December 31, 2014 are presented below:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Securities available for sale:
Debt securities:
U.S. agency securities	$7,814	$63	$13	$7,864
Obligations of state and political subdivisions	27,525	137	219	27,443
Asset-backed securities	87,550	1,259	202	88,607
Collateralized loan obligations	128,607	—	2,299	126,308
Corporate bonds	163,064	431	1,079	162,416
Trust preferred securities	8,891	20	1,091	7,820

Total debt securities	423,451	1,910	4,903	420,458
Mortgage-backed securities:
Collateralized mortgage obligations:
Federal Home Loan Mortgage Corporation	31,637	—	470	31,167
Federal National Mortgage Association	49,017	16	1,206	47,827
Non-agency securities	184	—	2	182

Total collateralized mortgage obligations	80,838	16	1,678	79,176

Mortgage pass-through securities:
Residential pass-through securities:
Government National Mortgage Association	2,748	261	1	3,008
Federal Home Loan Mortgage Corporation	171,495	2,908	772	173,631
Federal National Mortgage Association	116,052	3,604	373	119,283

Total residential pass-through securities	290,295	6,773	1,146	295,922

Commercial pass-through securities:
Federal National Mortgage Association	16,375	75	—	16,450

Total commercial pass-through securities	16,375	75	—	16,450

Total mortgage-backed securities	387,508	6,864	2,824	391,548

Total securities available for sale	$810,959	$8,774	$7,727	$812,006

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Securities held to maturity:
Debt securities:
U.S. agency securities	$144,349	$6	$1,408	$142,947
Obligations of state and political subdivisions	72,065	15	1,555	70,525

Total debt securities	216,414	21	2,963	213,472
Mortgage-backed securities:
Collateralized mortgage obligations:
Federal Home Loan Mortgage Corporation	20	2	—	22
Federal National Mortgage Association	264	30	—	294
Non-agency securities	54	—	1	53

Total collateralized mortgage obligations	338	32	1	369

Mortgage pass-through securities:
Residential pass-through securities:
Government National Mortgage Association	9	—	—	9
Federal Home Loan Mortgage Corporation	283	4	—	287
Federal National Mortgage Association	114,276	140	83	114,333

Total residential pass-through securities	114,568	144	83	114,629

Commercial pass-through securities:
Federal National Mortgage Association	180,752	73	2,042	178,783

Total commercial pass-through securities	180,752	73	2,042	178,783

Total mortgage-backed securities	295,658	249	2,126	293,781

Total securities held to maturity	$512,072	$270	$5,089	$507,253

Amortized cost, gross unrealized gains and losses and fair value of debt securities and mortgage-backed securities at June 30, 2014 and 2013 and stratification by contractual maturity of debt securities at June 30, 2014 are presented below:

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
	(In Thousands)
Securities available for sale:

Debt securities:

U.S. agency securities	$4,159	$48	$2	$4,205
Obligations of state and political subdivisions	27,537	9	773	26,773
Asset-backed securities	87,480	663	827	87,316
Collateralized loan obligations	120,089	—	517	119,572
Corporate bonds	163,076	617	1,459	162,234
Trust preferred securities	8,887	32	1,121	7,798

Total debt securities	411,228	1,369	4,699	407,898

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	33,505	—	485	33,020
Federal National Mortgage Association	51,277	12	1,249	50,040
Non-agency securities	210	—	—	210

Total collateralized mortgage obligations	84,992	12	1,734	83,270

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	3,055	221	—	3,276
Federal Home Loan Mortgage Corporation	196,882	3,937	1,929	198,890
Federal National Mortgage Association	147,873	4,750	836	151,787

Total residential pass-through securities	347,810	8,908	2,765	353,953

Total mortgage-backed securities	432,802	8,920	4,499	437,223

Total securities available for sale	$844,030	$10,289	$9,198	$845,121

	June 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
	(In Thousands)

Securities available for sale:

Debt securities:

U.S. agency securities	$4,955	$60	$—	$5,015
Obligations of state and political subdivisions	27,560	—	2,253	25,307
Asset-backed securities	25,417	1	620	24,798
Collateralized loan obligations	78,366	190	70	78,486
Corporate bonds	160,107	34	949	159,192
Trust preferred securities	8,878	—	1,554	7,324

Total debt securities	305,283	285	5,446	300,122

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	9,825	—	470	9,355
Federal National Mortgage Association	56,158	24	3,055	53,127

Total collateralized mortgage obligations	65,983	24	3,525	62,482

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	5,889	444	—	6,333
Federal Home Loan Mortgage Corporation	290,133	4,827	4,600	290,360
Federal National Mortgage Association	326,356	9,050	3,945	331,461

Total residential pass-through securities	622,378	14,321	8,545	628,154

Commercial pass-through securities:
Federal Home Loan Mortgage Corporation	116	2	—	118
Federal National Mortgage Association	94,389	3	4,494	89,898

Total commercial pass-through securities	94,505	5	4,494	90,016

Total mortgage-backed securities	782,866	14,350	16,564	780,652

Total securities available for sale	$1,088,149	$14,635	$22,010	$1,080,774